COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES
k)	Research, Development and License Agreements

The Company enters into research, development and license agreements with various parties in the ordinary course of business where the Company receives research services and rights to proprietary technologies. The agreements require compensation to be paid by the Company, typically, by a combination of the following:

•	fees comprising amounts due initially on entering into the agreements and additional amounts due either on specified timelines or defined services to be provided;
•	milestone payments that are dependent on products developed under the agreements proceeding toward specified plans of clinical trials and commercial development; and
•	royalty payments calculated as a percentage of net sales, commencing on commercial sale of any product candidates developed from the technologies.

Milestone and royalty related amounts that may come due under various agreements are dependent on, among other factors, preclinical safety and efficacy, clinical trials, regulatory approvals and, ultimately, the successful development and commercial launch of a new drug, the outcomes and timings of which are uncertain. Amounts due per the various agreements for milestone payments will accrue once the occurrence of a milestone is likely. Amounts due as royalty payments will accrue as commercial revenues from the product are earned. Through June 30, 2022, no events have occurred that require accrual of any milestone or royalty related amounts.

i)	UBC and the Vancouver Coastal Health Authority Agreement

In April 2016, the Company entered into a three-year, CRA with the UBC and the Vancouver Coastal Health Authority. The agreement was amended various times through September 2019. In January 2022, the UBC CRA was amended, and funding was increased to C$5,030,000 for an additional two years. This amendment, along with the November 2021 amendment extends the project for an additional three years, effective January 1, 2022. Refer to Note 12 Related Party Transactions.

ii)	UBC Agreement

In February 2009, the Company entered into an agreement with UBC to further the development and commercialization of certain technology developed, in part, by the Company’s Chief Scientific Officer. The agreement was amended and restated in October 2015. Under the amended and restated agreement, the Company is committed to make royalty payments based on revenue earned from the licensed technology. An annual license fee is payable over the term of the agreement. The agreement remains effective unless terminated under the provisions of the agreement. Through June 30, 2022 no accruals for royalty payments have been made.

iii)	University Health Network Agreement

In April 2006, an additional amendments through November 2013, the Company entered into an agreement with the University Health Network, Toronto, to license certain technology and related intellectual property. Under the agreement, the Company is committed to make milestone payments of up to C$635,000 based on the successful outcomes of clinical and regulatory outcomes, buyout payments and royalty payments based on revenue earned from the licensed technology. As of June 30, 2022 and December 31, 2021, no accruals for any milestones or royalty payments have been made.

l)	Indemnification

In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. The Company has also entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers. The Company currently has directors’ and officers’ insurance.

m)	Leases

During the six months ended June 30, 2022 and 2021, the Company made short-term lease payments in the amount of $20,301 and $5,150, respectively, and are included in general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. The Company’s commitment for future payments under its lease agreements is C$9,001 for the remainder of the year ended 2022.

16.	COMMITMENTS AND CONTINGENCIES

Research, Development and License Agreements

The Company enters into research, development and license agreements with various parties in the ordinary course of business where the Company receives research services and rights to proprietary technologies. The agreements require compensation to be paid by the Company, typically, by a combination of the following:

● fees comprising amounts due initially on entering into the agreements and additional amounts due either on specified timelines or defined services to be provided;

● milestone payments that are dependent on products developed under the agreements proceeding toward specified plans of clinical trials and commercial development; and

● royalty payments calculated as a percentage of net sales, commencing on commercial sale of any product candidates developed from the technologies.

Milestone and royalty related amounts that may come due under various agreements are dependent on, among other factors, preclinical safety and efficacy, clinical trials, regulatory approvals and, ultimately, the successful development and commercial launch of a new drug, the outcomes and timings of which are uncertain. Amounts due per the various agreements for milestone payments will accrue once the occurrence of a milestone is likely. Amounts due as royalty payments will accrue as commercial revenues from the product are earned. Through December 31, 2021, no events have occurred that require accrual of any milestone or royalty related amounts.

UBC and the Vancouver Coastal Health Authority Agreement

In April 2016, the Company entered into a three-year, CRA with the UBC and the Vancouver Coastal Health Authority. The agreement was amended various times through September 2019. Refer to Note 15 Related Party Transactions.

UBC Agreement

In February 2009, the Company entered into an agreement with UBC to further the development and commercialization of certain technology developed, in part, by the Company’s Chief Scientific Officer. The agreement was amended and restated in October 2015. Under the amended and restated agreement, the Company is committed to make royalty payments based on revenue earned from the licensed technology. An annual license fee is payable over the term of the agreement. The agreement remains effective unless terminated under the provisions of the agreement. Through December 31, 2021 no accruals for royalty payments have been made.

University Health Network Agreement

In April 2006, an additional amendments through November 2013, the Company entered into an agreement with the University Health Network, Toronto, to license certain technology and related intellectual property. Under the agreement, the Company is committed to make milestone payments of up to C$635,000 based on the successful outcomes of clinical and regulatory outcomes, buyout payments and royalty payments based on revenue earned from the licensed technology. As of December 31, 2021 and 2020, no accruals for any milestones or royalty payments have been made.

Indemnification

In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. The Company has also entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers. The Company currently has directors’ and officers’ insurance.

Leases

During the years ended December 31, 2021 and 2020, the Company made short-term lease payments in the amount of $20,806 and $19,071, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss. The Company’s commitment for future payments under its lease agreements is C$8,765 for the year ended December 31, 2022.